Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of components of income/(loss) before tax

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	3,681,735	(578,300)	14,177,105
Loss from non-China operations	(3,560,775)	(1,795,378)	(484,573)

Total income/(loss) before tax	120,960	(2,373,678)	13,692,532

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(360,603)	(437,326)	(1,269,323)
Deferred tax benefits /(expen ses)	221,010	10,454	(533,117)

Subtotal income tax expenses applicable to China operations	(139,593)	(426,872)	(1,802,440)

Total income tax expenses	(139,593)	(426,872)	(1,802,440)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2017	2018	2019
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(942.7)%	8.3%	(8.1)%
Tax effect of tax-exempt entities	588.6%	(1.9)%	3.7%
Effect on tax rates in different tax jurisdiction	30.5%	2.2%	(3.9)%
Tax effect of non-deductible expenses	536.0%	(42.4)%	5.7%
Tax effect of non-taxable income	(14.0)%	3.8%	(1.0)%
Tax effect of Super Deduction and others	—	53.9%	(13.2)%
Changes in valuation allowance	(120.8)%	(66.7)%	5.0%
Expiration of loss carry forwards	12.8%	(0.2)%	—

Effective tax rates	115.4%	(18.0)%	13.2%

Summary of income tax holiday

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Tax holiday effect	1,140,251	198,118	1,115,598
Effect of tax holiday on basic net income/( loss ) per share	0.40	0.07	0.38
Effect of tax holiday on diluted net income/( loss ) per share	0.39	0.07	0.38

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	1,162,287	2,028,350	2,775,074
- Deferred revenues	299,723	283,824	137,128
- Inventory valuation allowance	124,693	217,215	271,605
- Allowance for doubtful accounts	52,117	88,036	214,932
- Unrealized fair value losses for certain investments	—	482,027	356,259
Less: valuation allowance	(1,480,570)	(2,996,294)	(3,674,442)

Net deferred tax assets	158,250	103,158	80,556

Deferred tax liabilities
- Intangible assets arisen from business combination	882,248	819,032	748,691
- Accelerated tax depreciation and others	—	9,441	590,297

Total deferred tax liabilities	882,248	828,473	1,338,988

Schedule of movement of valuation allowance

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	1,626,680	1,480,570	2,996,294
Additions	807,558	2,755,222	7,635,196
Reversals	(953,668)	(1,239,498)	(6,957,048)

Balance at end of the year	1,480,570	2,996,294	3,674,442